UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Intermediate High Income Fund

8/31/10
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10

Issuer	Shares/Par	Value ($)
Bonds – 127.3%
Aerospace – 1.8%
BE Aerospace, Inc., 8.5%, 2018	$315,002	$337,022
Bombardier, Inc., 7.5%, 2018 (n)	280,000	298,200
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	406,000	311,605
Oshkosh Corp., 8.25%, 2017	75,000	78,938
Oshkosh Corp., 8.5%, 2020	85,000	90,313

		$1,116,078

Airlines – 0.9%
American Airlines Pass-Through Trust, 7.377%, 2019	$122,682	$108,574
Continental Airlines, Inc., 7.339%, 2014	132,761	130,770
Delta Air Lines, Inc., 7.711%, 2011	330,000	338,250

		$577,594

Apparel Manufacturers – 1.4%
Broder Brothers Co., 11.25%, 2010	$260,000	$254,800
Hanesbrands, Inc., 8%, 2016	245,000	255,106
Hanesbrands, Inc., FRN, 4.121%, 2014	220,000	209,000
Phillips-Van Heusen Corp., 7.375%, 2020	120,000	123,600

		$842,506

Asset-Backed & Securitized – 1.7%
Banc of America Commercial Mortgage, Inc., FRN, 6.415%, 2051 (z)	$450,000	$130,382
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049	275,000	59,671
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.936%, 2049	250,617	91,543
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.936%, 2049	404,598	133,713
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.936%, 2049	1,169,622	351,159
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.259%, 2051	155,000	46,398
Merrill Lynch Mortgage Trust, FRN, 6.019%, 2050	155,000	49,317
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050	125,000	99,676
Wachovia Bank Commercial Mortgage Trust, FRN, 5.887%, 2047	250,000	52,995
Wachovia Bank Commercial Mortgage Trust, FRN, 5.947%, 2047	175,000	32,178

		$1,047,032

Automotive – 3.7%
Accuride Corp., 9.5%, 2018 (n)	$190,000	$194,750
Allison Transmission, Inc., 11%, 2015 (n)	235,000	252,625
Ford Motor Credit Co. LLC, 12%, 2015	1,110,000	1,311,820
General Motors Corp., 7.125%, 2013 (d)	260,000	80,600
Goodyear Tire & Rubber Co., 8.625%, 2011	107,000	111,815
Goodyear Tire & Rubber Co., 9%, 2015	194,000	203,215
Goodyear Tire & Rubber Co., 10.5%, 2016	65,000	72,150

		$2,226,975

Basic Industry – 0.4%
TriMas Corp., 9.75%, 2017 (n)	$215,000	$221,988

Broadcasting – 5.8%
Allbritton Communications Co., 8%, 2018	$130,000	$128,050
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	134,221	74,504
Entravision Communications Corp., 8.75%, 2017 (n)	65,000	65,000
Gray Television, Inc., 10.5%, 2015	90,000	86,625
Inmarsat Finance PLC, 7.375%, 2017 (n)	330,000	338,250
Intelsat Jackson Holdings Ltd., 9.5%, 2016	695,000	741,044
Lamar Media Corp., 6.625%, 2015	260,000	260,000
Lamar Media Corp., “C”, 6.625%, 2015	165,000	163,350
LBI Media, Inc., 8.5%, 2017 (z)	150,000	126,000
Local TV Finance LLC, 10%, 2015 (p)(z)	207,852	177,367
Newport Television LLC, 13%, 2017 (n)(p)	179,700	142,337

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – continued
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		$293,265	$269,608
Nexstar Broadcasting Group, Inc., 7%, 2014		96,000	94,080
Salem Communications Corp., 9.625%, 2016		75,000	78,094
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		125,000	128,750
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		220,000	226,600
Univision Communications, Inc., 12%, 2014 (n)		95,000	102,956
Univision Communications, Inc., 9.75%, 2015 (n)(p)		392,347	333,887
Young Broadcasting, Inc., 8.75%, 2014 (d)		120,000	0

			$3,536,502

Brokerage & Asset Managers – 1.2%
E*TRADE Financial Corp., 7.875%, 2015		$260,000	$245,700
E*TRADE Financial Corp., 12.5%, 2017		70,000	78,050
Janus Capital Group, Inc., 6.95%, 2017		275,000	279,572
Nuveen Investments, Inc., 10.5%, 2015		150,000	142,500

			$745,822

Building – 2.7%
Associated Materials, Inc., 11.25%, 2014		$270,000	$273,713
Building Materials Holding Corp., 6.875%, 2018 (z)		110,000	106,975
Building Materials Holding Corp., 7%, 2020 (n)		115,000	114,425
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	150,000	179,870
Masco Corp., 7.125%, 2020		$110,000	111,474
Nortek, Inc., 11%, 2013		381,688	402,204
Owens Corning, 9%, 2019		150,000	178,880
Ply Gem Industries, Inc., 11.75%, 2013		115,000	118,450
Ply Gem Industries, Inc., 13.125%, 2014		185,000	185,463

			$1,671,454

Business Services – 2.7%
First Data Corp., 9.875%, 2015		$315,000	$239,400
Interactive Data Corp., 10.25%, 2018 (n)		175,000	181,563
Iron Mountain, Inc., 6.625%, 2016		185,000	185,000
Iron Mountain, Inc., 8.375%, 2021		135,000	143,438
SunGard Data Systems, Inc., 9.125%, 2013		365,000	372,756
SunGard Data Systems, Inc., 10.25%, 2015		377,000	395,850
Terremark Worldwide, Inc., 12%, 2017		95,000	107,350

			$1,625,357

Cable TV – 4.4%
Cablevision Systems Corp., 8.625%, 2017 (n)		$375,000	$408,750
CCH II LLC, 13.5%, 2016		150,000	177,750
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)		65,000	67,275
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)		135,000	142,088
Charter Communications, Inc., 10.875%, 2014 (n)		260,000	291,200
CSC Holdings LLC, 8.5%, 2014		255,000	278,588
CSC Holdings LLC, 8.5%, 2015		90,000	97,650
EchoStar Corp., 7.125%, 2016		350,000	357,875
Insight Communications Co., Inc., 9.375%, 2018 (n)		160,000	168,000
Mediacom LLC, 9.125%, 2019		255,000	255,000
Videotron LTEE, 6.875%, 2014		110,000	110,550
Virgin Media Finance PLC, 9.125%, 2016		100,000	106,875
Virgin Media Finance PLC, 9.5%, 2016		200,000	224,000

			$2,685,601

Chemicals – 3.8%
Ashland, Inc., 9.125%, 2017		$385,000	$439,863

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Chemicals – continued
Hexion Specialty Chemicals, Inc., 9.75%, 2014		$80,000	$78,600
Hexion Specialty Chemicals, Inc., 8.875%, 2018		365,000	337,625
Huntsman International LLC, 6.875%, 2013 (n)	EUR	200,000	249,648
Lumena Resources Corp., 12%, 2014 (n)		$152,000	140,220
Lyondell Chemical Co., 11%, 2018		220,539	239,560
Momentive Performance Materials, Inc., 12.5%, 2014		455,000	503,344
Momentive Performance Materials, Inc., 11.5%, 2016		109,000	101,370
Solutia, Inc., 7.875%, 2020		235,000	245,575

			$2,335,805

Computer Software - Systems – 0.6%
DuPont Fabros Technology, Inc., 8.5%, 2017		$350,000	$370,125

Conglomerates – 0.3%
Amsted Industries, Inc., 8.125%, 2018 (z)		$180,000	$185,625

Consumer Products – 1.4%
ACCO Brands Corp., 10.625%, 2015		$30,000	$33,000
ACCO Brands Corp., 7.625%, 2015		80,000	76,400
Central Garden & Pet Co., 8.25%, 2018		150,000	151,125
Easton-Bell Sports, Inc., 9.75%, 2016		95,000	100,463
Jarden Corp., 7.5%, 2017		215,000	219,031
Libbey Glass, Inc., 10%, 2015 (n)		145,000	154,063
Visant Holding Corp., 8.75%, 2013		125,000	127,500

			$861,582

Consumer Services – 2.5%
KAR Holdings, Inc., 10%, 2015		$340,000	$351,050
KAR Holdings, Inc., FRN, 4.465%, 2014		100,000	92,500
Service Corp. International, 7.375%, 2014		50,000	54,375
Service Corp. International, 7%, 2017		785,000	812,475
Ticketmaster Entertainment, Inc., 10.75%, 2016		215,000	228,975

			$1,539,375

Containers – 1.6%
Graham Packaging Holdings Co., 9.875%, 2014		$400,000	$407,000
Greif, Inc., 6.75%, 2017		350,000	353,500
Owens-Illinois, Inc., 7.375%, 2016		110,000	118,250
Reynolds Group, 7.75%, 2016 (n)		105,000	105,788

			$984,538

Defense Electronics – 0.9%
L-3 Communications Corp., 6.375%, 2015		$310,000	$317,363
ManTech International Corp., 7.25%, 2018		120,000	122,400
MOOG, Inc., 7.25%, 2018		90,000	90,900

			$530,663

Electronics – 1.3%
Freescale Semiconductor, Inc., 8.875%, 2014		$180,000	$166,950
Freescale Semiconductor, Inc., 10.125%, 2018 (n)		150,000	154,500
Freescale Semiconductor, Inc., 9.25%, 2018 (n)		160,000	160,400
Jabil Circuit, Inc., 7.75%, 2016		160,000	172,400
NXP B.V., 7.875%, 2014		165,000	165,825

			$820,075

Energy - Independent – 7.2%
Anadarko Petroleum Corp., 5.95%, 2016		$125,000	$123,800
Anadarko Petroleum Corp., 6.375%, 2017		30,000	29,685
Anadarko Petroleum Corp., 8.7%, 2019		35,000	38,490

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Berry Petroleum Co., 10.25%, 2014	$150,000	$165,375
Chaparral Energy, Inc., 8.875%, 2017	195,000	187,200
Hilcorp Energy I LP, 9%, 2016 (n)	280,000	291,200
Newfield Exploration Co., 6.625%, 2014	155,000	158,488
Newfield Exploration Co., 6.625%, 2016	90,000	93,150
OPTI Canada, Inc., 9.75%, 2013 (z)	65,000	64,188
OPTI Canada, Inc., 8.25%, 2014	370,000	288,600
Penn Virginia Corp., 10.375%, 2016	280,000	304,500
Petrohawk Energy Corp., 10.5%, 2014	140,000	156,450
Pioneer Natural Resources Co., 6.875%, 2018	175,000	182,867
Pioneer Natural Resources Co., 7.5%, 2020	200,000	214,876
Plains Exploration & Production Co., 7%, 2017	565,000	555,113
QEP Resources, Inc., 6.875%, 2021	110,000	114,675
Quicksilver Resources, Inc., 8.25%, 2015	230,000	234,600
Quicksilver Resources, Inc., 9.125%, 2019	165,000	176,963
Range Resources Corp., 8%, 2019	170,000	181,900
Range Resources Corp., 6.75%, 2020	200,000	201,500
SandRidge Energy, Inc., 8%, 2018 (n)	290,000	272,600
Southwestern Energy Co., 7.5%, 2018	175,000	197,313
Williams Cos., Inc., 7.75%, 2031	159,000	184,775

		$4,418,308

Entertainment – 1.6%
AMC Entertainment, Inc., 11%, 2016	$325,000	$343,688
AMC Entertainment, Inc., 8.75%, 2019	250,000	258,125
Cinemark USA, Inc., 8.625%, 2019	380,000	398,050

		$999,863

Financial Institutions – 5.5%
CIT Group, Inc., 7%, 2014	$215,000	$209,356
CIT Group, Inc., 7%, 2017	695,000	653,517
CIT Group, Inc., 10.25%, 2017	585,000	604,744
Credit Acceptance Corp., 9.125%, 2017 (z)	135,000	139,894
GMAC, Inc., 6.75%, 2014	370,000	367,225
GMAC, Inc., 8%, 2031	514,000	506,290
International Lease Finance Corp., 5.625%, 2013	315,000	295,706
International Lease Finance Corp., 8.75%, 2017 (n)	350,000	353,063
International Lease Finance Corp., 7.125%, 2018 (z)	46,000	47,035
Nationstar Mortgage LLC, 10.875%, 2015 (z)	215,000	177,375

		$3,354,205

Food & Beverages – 3.4%
ARAMARK Corp., 8.5%, 2015	$430,000	$443,438
B&G Foods, Inc., 7.625%, 2018	125,000	128,594
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)	210,000	215,250
Constellation Brands, Inc., 7.25%, 2016	180,000	188,550
Del Monte Foods Co., 6.75%, 2015	335,000	344,631
Pinnacle Foods Finance LLC, 9.25%, 2015	330,000	338,663
Smithfield Foods, Inc., 7.75%, 2017	90,000	87,525
TreeHouse Foods, Inc., 7.75%, 2018	290,000	306,675

		$2,053,326

Forest & Paper Products – 3.8%
Boise, Inc., 8%, 2020	$225,000	$228,938
Bowater, Inc., 6.5%, 2013 (d)	500,000	153,125
Cascades, Inc., 7.75%, 2017	205,000	211,150

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Forest & Paper Products – continued
Cellu Tissue Holdings, Inc., 11.5%, 2014		$235,000	$254,681
Georgia-Pacific Corp., 7.125%, 2017 (n)		190,000	200,450
Georgia-Pacific Corp., 8%, 2024		425,000	467,500
Georgia-Pacific Corp., 7.25%, 2028		55,000	55,550
Graphic Packaging International Corp., 9.5%, 2013		137,000	139,398
JSG Funding PLC, 7.75%, 2015		10,000	10,000
Millar Western Forest Products Ltd., 7.75%, 2013		375,000	323,438
Sappi Papier Holding GmbH, 6.75%, 2012 (z)		90,000	90,450
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	120,000	155,872

			$2,290,552

Gaming & Lodging – 6.8%
Ameristar Casinos, Inc., 9.25%, 2014		$85,000	$90,100
Circus & Eldorado Joint Venture, 10.125%, 2012		300,000	279,750
FelCor Lodging Trust, Inc., 10%, 2014		70,000	74,725
Firekeepers Development Authority, 13.875%, 2015 (n)		335,000	388,600
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)(d)		695,000	1,807
Gaylord Entertainment Co., 6.75%, 2014		305,000	292,800
GWR Operating Partnership LLP, 10.875%, 2017 (n)		220,000	218,350
Harrah’s Operating Co., Inc., 11.25%, 2017		255,000	272,850
Harrah’s Operating Co., Inc., 10%, 2018		340,000	265,200
Harrah’s Operating Co., Inc., 10%, 2018		164,000	127,920
Host Hotels & Resorts, Inc., 6.75%, 2016		250,000	253,750
Host Hotels & Resorts, Inc., 9%, 2017		340,000	374,000
MGM Mirage, 10.375%, 2014		40,000	43,600
MGM Mirage, 11.125%, 2017		105,000	117,338
MGM Mirage, 11.375%, 2018 (n)		150,000	135,750
MGM Mirage, 9%, 2020 (n)		170,000	176,375
Penn National Gaming, Inc., 8.75%, 2019		185,000	193,325
Pinnacle Entertainment, Inc., 7.5%, 2015		90,000	87,075
Royal Caribbean Cruises Ltd., 7%, 2013		65,000	66,381
Royal Caribbean Cruises Ltd., 11.875%, 2015		185,000	217,838
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		100,000	105,750
Station Casinos, Inc., 6%, 2012 (d)		245,000	637
Station Casinos, Inc., 6.875%, 2016 (d)		715,000	86
Station Casinos, Inc., 6.625%, 2018 (d)		875,000	2,188
Wyndham Worldwide Corp., 6%, 2016		240,000	244,932
Wynn Las Vegas LLC, 7.75%, 2020 (n)		110,000	111,100

			$4,142,227

Industrial – 1.8%
Altra Holdings, Inc., 8.125%, 2016		$115,000	$117,300
Baldor Electric Co., 8.625%, 2017		465,000	491,738
Diversey, Inc., 8.25%, 2019		160,000	165,600
Great Lakes Dredge & Dock Corp., 7.75%, 2013		140,000	141,575
Hillman Cos., Inc., 10.875%, 2018 (n)		140,000	147,175
Mueller Water Products, Inc., 8.75%, 2020 (z)		52,000	52,260

			$1,115,648

Insurance – 2.6%
American International Group, Inc., 8.175% to 2038, FRN to 2058		$600,000	$514,500
ING Groep N.V., 5.775% to 2015, FRN to 2049		470,000	386,575
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		600,000	690,000

			$1,591,075

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 2.4%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	$330,000	$367,125
USI Holdings Corp., 9.75%, 2015 (z)	575,000	547,688
XL Group PLC, 6.5% to 2017, FRN to 2049	155,000	116,839
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	500,000	460,000

		$1,491,652

Machinery & Tools – 1.1%
Case Corp., 7.25%, 2016	$90,000	$92,925
Case New Holland, Inc., 7.875%, 2017 (n)	315,000	331,538
Rental Service Corp., 9.5%, 2014	220,000	224,400

		$648,863

Major Banks – 2.4%
Bank of America Corp., 8% to 2018, FRN to 2049	$510,000	$520,251
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	595,000	625,773
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	100,000	73,000
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	310,000	266,600

		$1,485,624

Medical & Health Technology & Services – 9.8%
Biomet, Inc., 11.625%, 2017	$475,000	$522,500
Capella Healthcare, Inc., 9.25%, 2017 (n)	55,000	56,925
Community Health Systems, Inc., 8.875%, 2015	435,000	451,313
Cooper Cos., Inc., 7.125%, 2015	120,000	120,300
DaVita, Inc., 7.25%, 2015	395,000	408,331
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	165,000	184,800
HCA, Inc., 9.25%, 2016	1,150,000	1,233,375
HCA, Inc., 8.5%, 2019	160,000	175,400
HealthSouth Corp., 8.125%, 2020	435,000	439,894
Psychiatric Solutions, Inc., 7.75%, 2015	165,000	170,363
Tenet Healthcare Corp., 9.25%, 2015	425,000	444,125
Tenet Healthcare Corp., 8%, 2020 (z)	90,000	87,300
U.S. Oncology, Inc., 10.75%, 2014	165,000	170,363
U.S. Oncology, Inc., FRN, 6.643%, 2012 (p)	315,000	282,376
United Surgical Partners International, Inc., 8.875%, 2017	95,000	97,375
United Surgical Partners International, Inc., 9.25%, 2017 (p)	125,000	128,281
Universal Hospital Services, Inc., 8.5%, 2015 (p)	400,000	402,000
Vanguard Health Systems, Inc., 8%, 2018	195,000	191,344
VWR Funding, Inc., 10.25%, 2015 (p)	402,062	416,134

		$5,982,499

Metals & Mining – 2.7%
Arch Coal, Inc., 7.25%, 2020	$110,000	$111,650
Arch Western Finance LLC, 6.75%, 2013	85,000	85,425
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	165,000	170,569
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	175,000	181,781
CONSOL Energy, Inc., 8%, 2017 (n)	170,000	179,350
CONSOL Energy, Inc., 8.25%, 2020 (n)	110,000	116,738
FMG Finance Ltd., 10.625%, 2016 (n)	190,000	220,163
Peabody Energy Corp., 7.375%, 2016	350,000	381,500
Teck Resources Ltd., 10.25%, 2016	26,000	31,428
U.S. Steel Corp., 7.375%, 2020	170,000	172,125

		$1,650,729

Municipals – 0.5%
Virginia Tobacco Settlement Financing Corp., “A-1”, 6.706%, 2046	$410,000	$278,989

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Natural Gas - Distribution – 1.4%
AmeriGas Partners LP, 7.125%, 2016		$295,000	$302,744
Ferrellgas Partners LP, 8.625%, 2020		180,000	185,850
Inergy LP, 6.875%, 2014		335,000	336,675

			$825,269

Natural Gas - Pipeline – 3.1%
Atlas Pipeline Partners LP, 8.125%, 2015		$55,000	$54,175
Atlas Pipeline Partners LP, 8.75%, 2018		250,000	246,875
Colorado Interstate Gas Co., 6.8%, 2015		91,000	107,573
Crosstex Energy, Inc., 8.875%, 2018		220,000	227,150
El Paso Corp., 6.875%, 2014		325,000	343,890
El Paso Corp., 8.25%, 2016		155,000	168,950
El Paso Corp., 7%, 2017		185,000	195,384
El Paso Corp., 7.75%, 2032		90,000	90,596
Enterprise Products Partners LP, FRN, 8.375%, 2066		109,000	112,270
Enterprise Products Partners LP, FRN, 7.034%, 2068		67,000	64,906
MarkWest Energy Partners LP, 6.875%, 2014		210,000	211,575
MarkWest Energy Partners LP, 8.75%, 2018		40,000	42,800

			$1,866,144

Network & Telecom – 5.5%
Cincinnati Bell, Inc., 7%, 2015		$395,000	$383,150
Cincinnati Bell, Inc., 8.75%, 2018		270,000	257,850
Citizens Communications Co., 7.875%, 2027		325,000	312,000
Citizens Communications Co., 9%, 2031		70,000	71,225
Frontier Communications Corp., 8.25%, 2017		65,000	68,738
Frontier Communications Corp., 8.5%, 2020		55,000	58,369
Nordic Telephone Co. Holdings, 8.25%, 2016 (n)	EUR	240,000	320,107
Orascom Telecom Finance S.C.A., 7.875%, 2014 (z)		$225,000	213,750
Qwest Communications International, Inc., 8%, 2015 (n)		105,000	112,875
Qwest Communications International, Inc., 7.125%, 2018 (n)		205,000	213,200
Qwest Communications International, Inc. “B”, 7.5%, 2014		250,000	254,688
Qwest Corp., 7.5%, 2014		145,000	161,494
Qwest Corp., 8.375%, 2016		105,000	122,325
Windstream Corp., 8.625%, 2016		715,000	738,238
Windstream Corp., 8.125%, 2018 (n)		45,000	45,788

			$3,333,797

Oil Services – 1.3%
Allis-Chalmers Energy, Inc., 8.5%, 2017		$135,000	$135,675
Basic Energy Services, Inc., 7.125%, 2016		65,000	58,175
Edgen Murray Corp., 12.25%, 2015 (n)		70,000	57,750
Expro Finance Luxembourg, 8.5%, 2016 (n)		200,000	187,000
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)		210,000	185,325
Pioneer Drilling Co., 9.875%, 2018 (n)		165,000	165,000

			$788,925

Oils – 0.3%
Petroplus Holdings AG, 9.375%, 2019 (n)		$205,000	$184,500

Other Banks & Diversified Financials – 2.0%
Capital One Financial Corp., 10.25%, 2039		$220,000	$237,600
Citigroup Capital XXI, 8.3% to 2037, FRN to 2057		325,000	337,188
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		125,000	139,611
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		210,000	195,300
Santander UK PLC, 8.963% to 2030, FRN to 2049		295,000	321,555

			$1,231,254

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – 2.0%
American Media Operations, Inc., 9%, 2013 (p)(z)	$26,886	$26,584
American Media Operations, Inc., 14%, 2013 (p)(z)	294,705	184,477
McClatchy Co., 11.5%, 2017	180,000	185,850
Morris Publishing Group LLC, 10%, 2014	101,534	96,584
Nielsen Finance LLC, 10%, 2014	340,000	357,000
Nielsen Finance LLC, 11.5%, 2016	150,000	168,188
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	175,000	173,469

		$1,192,152

Railroad & Shipping – 0.5%
Kansas City Southern Railway, 8%, 2015	$310,000	$330,925

Real Estate – 0.8%
CB Richard Ellis Group, Inc., 11.625%, 2017	$180,000	$204,300
Developers Diversified Realty Corp., REIT, 7.875%, 2020	125,000	127,179
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	150,000	147,750

		$479,229

Retailers – 4.5%
Couche-Tard, Inc., 7.5%, 2013	$70,000	$71,138
Dollar General Corp., 11.875%, 2017 (p)	83,000	95,658
Express Parent LLC, 8.75%, 2018 (n)	110,000	113,850
General Nutrition Centers, Inc., FRN, 5.75%, 2014 (p)	205,000	196,031
Limited Brands, Inc., 6.9%, 2017	125,000	129,375
Limited Brands, Inc., 6.95%, 2033	175,000	157,938
Macy’s, Inc., 5.75%, 2014	240,000	246,600
Macy’s, Inc., 5.9%, 2016	215,000	221,450
Neiman Marcus Group, Inc., 10.375%, 2015	300,000	305,250
QVC, Inc., 7.375%, 2020 (n)	225,000	228,375
Sally Beauty Holdings, Inc., 10.5%, 2016	275,000	298,375
Toys “R” Us, Inc., 10.75%, 2017	280,000	315,700
Toys “R” Us, Inc., 8.5%, 2017 (n)	330,000	343,200

		$2,722,940

Specialty Chemicals – 0.2%
INVISTA, 9.25%, 2012 (n)	$137,000	$138,541

Specialty Stores – 0.6%
Michaels Stores, Inc., 11.375%, 2016	$105,000	$112,613
Payless ShoeSource, Inc., 8.25%, 2013	262,000	265,930

		$378,543

Telecommunications - Wireless – 5.9%
Clearwire Corp., 12%, 2015 (n)	$425,000	$425,000
Cricket Communications, Inc., 7.75%, 2016	135,000	139,388
Crown Castle International Corp., 9%, 2015	215,000	233,275
Crown Castle International Corp., 7.75%, 2017 (n)	105,000	114,450
Crown Castle International Corp., 7.125%, 2019	210,000	217,875
Digicel Group Ltd., 8.25%, 2017 (n)	235,000	244,106
Digicel Group Ltd., 10.5%, 2018 (n)	100,000	107,250
MetroPCS Wireless, Inc., 9.25%, 2014	90,000	93,600
Nextel Communications, Inc., 6.875%, 2013	135,000	134,663
NII Holdings, Inc., 10%, 2016	160,000	179,400
NII Holdings, Inc., 8.875%, 2019	100,000	108,000
SBA Communications Corp., 8%, 2016	80,000	85,300
SBA Communications Corp., 8.25%, 2019	125,000	135,625
Sprint Capital Corp., 6.875%, 2028	90,000	75,150
Sprint Nextel Corp., 8.375%, 2017	345,000	356,213

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Sprint Nextel Corp., 8.75%, 2032	$400,000	$385,500
Wind Acquisition Finance S.A., 12%, 2015 (n)	515,000	543,325

		$3,578,120

Telephone Services – 0.6%
Embarq Corp., 7.995%, 2036	$160,000	$165,498
Frontier Communications Corp., 8.125%, 2018	195,000	206,700

		$372,198

Tobacco – 0.9%
Alliance One International, Inc., 10%, 2016	$115,000	$120,463
Reynolds American, Inc., 7.625%, 2016	345,000	404,806

		$525,269

Transportation - Services – 1.7%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$95,000	$96,188
Commercial Barge Line Co., 12.5%, 2017	285,000	307,800
Hertz Corp., 8.875%, 2014	595,000	611,363

		$1,015,351

Utilities - Electric Power – 5.3%
AES Corp., 8%, 2017	$505,000	$531,513
Calpine Corp., 8%, 2016 (n)	415,000	435,750
Calpine Corp., 7.875%, 2020 (n)	95,000	95,238
Dynegy Holdings, Inc., 7.125%, 2018	540,000	345,600
Dynegy Holdings, Inc., 7.75%, 2019	90,000	58,050
Edison Mission Energy, 7%, 2017	410,000	279,825
Energy Future Holdings Corp., 10%, 2020 (n)	270,000	260,011
Mirant North America LLC, 7.375%, 2013	340,000	347,650
NRG Energy, Inc., 7.375%, 2016	350,000	352,625
NRG Energy, Inc., 7.375%, 2017	245,000	246,838
Texas Competitive Electric Holdings LLC, 10.25%, 2015	415,000	264,563

		$3,217,663

Total Bonds		$77,609,077

Floating Rate Loans (g)(r) – 2.7%
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$107,546	$106,404

Automotive – 1.1%
Ford Motor Co., Term Loan B, 3.03%, 2013	$682,786	$656,798

Broadcasting – 0.3%
Gray Television, Inc., Term Loan B, 3.8%, 2014	$67,875	$64,045
Local TV Finance LLC, Term Loan B, 2.27%, 2013	15,470	13,755
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	92,724	90,870

		$168,670

Consumer Services – 0.1%
Realogy Corp., Letter of Credit, 3.35%, 2013	$14,244	$12,291
Realogy Corp., Term Loan, 3.29%, 2013	83,094	71,698

		$83,989

Financial Institutions – 0.1%
American General Financial Corp., Term Loan B, 7.25%, 2015	$32,250	$31,867

Gaming & Lodging – 0.2%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$525,000	$13,125
MGM Mirage, Term Loan, 7%, 2014	128,389	109,148

		$122,273

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer			Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Printing & Publishing – 0.2%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)			$258,166	$136,263

Utilities - Electric Power – 0.6%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.94%, 2014 (o)			$281,213	$213,054
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.79%, 2014			215,906	162,739

				$375,793

Total Floating Rate Loans				$1,682,057

Common Stocks – 0.8%
Automotive – 0.1%
Accuride Corp. (a)			35,636	$39,200

Broadcasting – 0.1%
Dex One Corp. (a)			2,252	$19,187
New Young Broadcasting Holding Co., Inc. (a)			42	83,708
Supermedia, Inc. (a)			250	2,260

				$105,155

Chemicals – 0.2%
LyondellBasell Industries N.V., “A” (a)			1,536	$31,488
LyondellBasell Industries N.V., “B” (a)			6,110	125,194

				$156,682

Construction – 0.2%
Nortek, Inc. (a)			2,805	$116,408

Gaming & Lodging – 0.1%
Ameristar Casinos, Inc.			2,100	$34,461

Printing & Publishing – 0.1%
American Media, Inc. (a)			4,713	$28,841
Quad/Graphics, Inc. (a)			357	15,062

				$43,903

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			207	$8,073

Trucking – 0.0%
Quality Distribution, Inc. (a)			2,687	$12,548

Total Common Stocks				$516,430

Convertible Bonds – 0.2%
Automotive – 0.2%
Accuride Corp., 7.5%, 2020			$38,818	$100,279

	Strike Price	First Exercise
Warrants – 0.4%
Broadcasting – 0.4%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	113	$225,214

Rights – 0.0%
Forest & Paper Products – 0.0%
Abitibi-Consolidated, Inc. (1 share for 1 right) (a)	$1.00	8/9/10	17,118	$0
Bowater, Inc. (1 share for 1 right) (a)	$1.00	8/9/10	41,353	0

Total Rights				$0

Issuer/Expiration Date/Strike Price			Number of Contracts	Value ($)
Call Options Purchased – 0.0%
S&P 500 Index - December 2010 @ $ 1,200			11	$5,940

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 2.1%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value	1,273,695	$1,273,695

Total Investments		$81,412,692

Other Assets, Less Liabilities – (33.5)%		(20,432,272)

Net Assets – 100.0%		$60,980,420

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,795,624, representing 25.9% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 9%, 2013	1/29/09 - 4/15/10	$19,820	$26,584
American Media Operations, Inc., 14%, 2013	1/29/09 - 5/01/10	192,797	184,477
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	92,464	96,188
Amsted Industries, Inc., 8.125%, 2018	7/12/10 - 8/03/10	185,378	185,625
Banc of America Commercial Mortgage, Inc., FRN, 6.415%, 2051	6/19/08	327,563	130,382
Bonten Media Acquisition Co., 9%, 2015	6/26/09 - 5/15/10	47,311	74,504
Building Materials Holding Corp., 6.875%, 2018	8/09/10	108,351	106,975
Credit Acceptance Corp., 9.125%, 2017	1/25/10	131,824	139,894
International Lease Finance Corp., 7.125%, 2018	8/11/10 - 8/12/10	46,099	47,035
LBI Media, Inc., 8.5%, 2017	7/18/07	148,081	126,000
Local TV Finance LLC, 10%, 2015	5/02/07	210,823	177,367
Mueller Water Products, Inc., 8.75%, 2020	8/19/10	51,153	52,260
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10 - 8/06/10	199,187	177,375
OPTI Canada, Inc., 9.75%, 2013	8/11/10	62,747	64,188
Orascom Telecom Finance S.C.A., 7.875%, 2014	2/01/07	225,000	213,750
Sappi Papier Holding GmbH, 6.75%, 2012	7/29/10 - 8/02/10	90,601	90,450
Tenet Healthcare Corp., 8%, 2020	8/03/10	90,000	87,300
USI Holdings Corp., 9.75%, 2015	4/26/07 - 9/13/07	556,074	547,688

Total Restricted Securities			$2,528,042
% of Net Assets			4.1%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR   Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Intermediate High Income Fund

Supplemental Information (Unaudited) 8/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Intermediate High Income Fund

Supplemental Information (Unaudited) 8/31/10 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of August 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$285,340	$124,481	$337,763	$747,584
Municipal Bonds	—	278,989	—	278,989
Corporate Bonds	—	68,126,629	—	68,126,629
Commerical Mortgage-Backed Securities	—	1,047,032	—	1,047,032
Foreign Bonds	—	8,256,706	—	8,256,706
Floating Rate Loans	—	1,682,057	—	1,682,057
Mutual Funds	1,273,695	—	—	1,273,695

Total Investments	$1,559,035	$79,515,894	$337,763	$81,412,692

Other Financial Instruments
Forward Currency Contracts	—	$(50,821)	—	$(50,821)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/09	$6,315
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	22,526
Net purchases (sales)	—
Transfers in and/or out of Level 3	308,922

Balance as of 8/31/10	$337,763

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at August 31, 2010 is $22,526.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$83,373,449

Gross unrealized appreciation	$4,443,362
Gross unrealized depreciation	(6,404,119)

Net unrealized appreciation (depreciation)	$(1,960,757)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 8/31/10

Forward Foreign Currency Exchange Contracts at 8/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	UBS AG	814,303	9/15/10	$981,088	$1,031,909	$(50,821)

At August 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Intermediate High Income Fund

Supplemental Information (Unaudited) 8/31/10 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,330,053	18,594,336	(18,650,694)	1,273,695

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,715	$1,273,695

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: October 18, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 18, 2010

*	Print name and title of each signing officer under his or her signature.